Description of business	12 Months Ended
Mar. 31, 2021
Reservoir Holdings Inc And Subsidiaries
Subsidiary, Sale of Stock [Line Items]
Description of business

1. Description of business

Reservoir Holdings Inc. (the “Company”) was incorporated on April 23, 2019 under the laws of Delaware for the sole purpose of serving as the holding company of Reservoir Media Management, Inc. (“RMM”). On that date a reorganization transaction was completed, whereby RMM’s sole shareholder contributed its 100% equity interest in RMM to the Company in exchange for 100% of the Company’s common stock, and RMM became a wholly-owned subsidiary of the Company. Since the Company and RMM were entities under common control, this exchange of common stock resulted in a change in reporting entity with the retrospective combination of RMM and the Company for all periods presented as if the combination had been in effect since the inception of common control. As the Company had no assets or operations prior to its formation and the reorganization transaction, the historical financial statements of RMM are presented as the historical financial statements of the combined entity.

On March 16, 2020, the Company amended its certificate of incorporation to effect a 1-for-100 reverse split of the Company’s issued and outstanding shares of its preferred stock and common stock. The consolidated financial statements and notes thereto give retrospective effect to the reverse stock split for all periods presented. All issued and outstanding preferred stock, common stock and stock options exercisable for common stock, and per share amounts contained in the Company’s consolidated financial statements have been retrospectively adjusted.

RMM commenced operations on April 27, 2007 and the activities of RMM are organized into two operating segments: Music Publishing and Recorded Music. Operations of the Music Publishing segment involve the acquisition of interests in music catalogs from which royalties are earned. The publishing catalog includes ownership or control rights to more than 130,000 musical compositions that span across historic pieces, motion picture scores and current award-winning hits. Operations of the Recorded Music segment involve the discovery and development of recording artists and the marketing, distribution, sale and licensing of the music catalog. The Recorded Music operations are primarily conducted through the Chrysalis Records platform and include the ownership of over 26,000 sound recordings.

The Company’s operations are concentrated primarily in the U.S. and UK and, to a lesser degree, United Arab Emirates.

COVID-19 Pandemic

In March 2020, the World Health Organization characterized the coronavirus (“COVID-19”) as a pandemic, and the President of the United States declared the COVID-19 outbreak a national emergency. The rapid spread of COVID-19 and the continuously evolving responses to combat it have had a negative impact on the global economy.

The Company has evaluated and continues to evaluate the potential impact of the COVID-19 pandemic on its consolidated financial statements. Government-imposed restrictions and general behavioral changes in response to the pandemic adversely affected the Company’s results of operations for the fiscal year ended March 31, 2021. This included performance revenue generated from retail, restaurants, bars, gyms and live shows, synchronization revenue, and the release schedule of physical product. Even as government restrictions are lifted and consumer behavior starts to return to pre-pandemic norms, it is unclear for how long and to what extent the Company’s operations will continue to be affected.

Although the Company has not made material changes to any estimates or judgments that impact its consolidated financial statements as a result of COVID-19, the extent to which the COVID-19 pandemic may impact the Company will depend on future developments, which are highly uncertain and cannot be predicted. Future developments could negatively affect the Company’s operating results, including reductions in revenue and cash flow and could impact the

Company’s impairment assessments of accounts receivable or intangible assets, which may be material to our consolidated financial statements.

Paycheck Protection Program Loan

During the fiscal year ended March 31, 2021 (“fiscal 2021”), the Company borrowed $616,847 under the Paycheck Protection Program (“PPP”) (the “PPP Loan”). The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), provided for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. In accordance with the terms of the program, the Company applied for and received confirmation of loan forgiveness for the entire amount borrowed under the PPP.

The Company accounted for the PPP Loan as an in-substance government grant because it expected to meet the PPP Loan eligibility criteria and concluded that the loan represented, in substance, a grant that was expected to be forgiven. Proceeds from the PPP Loan were initially recognized as a deferred income liability and presented as an operating activity within the Company’s consolidated statement of cash flows. Subsequently, the Company reduced this liability and recognized a reduction in payroll expenses on a systematic basis over the period in which the related costs for which the PPP Loan was intended were incurred. No interest for the PPP Loan was recognized in the Company’s financial statements.